Borrowings (Tables)	12 Months Ended
May 31, 2017
Debt Disclosure [Abstract]
Description of Long-Term Debt

A description of long-term debt follows:

May 31,	2017	2016
(In thousands)
Revolving credit facility with a syndicate of banks, through December 5, 2019(1)	$198,280	$199,037
Unsecured 6.50% senior notes due February 14, 2018(2)	249,555	248,940
Unsecured 6.125% senior notes due October 15, 2019(3)	452,778	453,821
Unsecured $205,000 face value at maturity 2.25% senior convertible notes due December 15, 2020	193,260	189,265
Unsecured 3.45% senior notes due November 15, 2022	298,370	298,067
Unsecured 5.25% notes due June 1, 2045(4)	298,433	245,889
Unsecured 3.75% notes due March 15, 2027 (5)	395,638
Other obligations, including capital leases and unsecured notes payable at various rates of interest due in installments through 2018	3,768	4,954
	2,090,082	1,639,973
Less: current portion	253,645	4,713
Total Long-Term Debt, Less Current Maturities	$1,836,437	$1,635,260

(1)

Interest was tied to AUD LIBOR at May 31, 2017, and averaged 2.705% for AUD denominated debt ($17,311) and 1.075% on EUR denominated debt ($183,012).  Interest was tied to AUD LIBOR at May 31, 2016, and averaged 2.92% for AUD denominated debt ($13,050), 1.075% on EUR denominated debt ($131,692) and 1.544% on our swing-line ($57,139). At May 31, 2017 and 2016, the revolving credit facility is adjusted for debt issuance costs, net of amortization, for approximately $2.0 million and $2.8 million, respectively.

(2)

The $250.0 million aggregate principal amount of the notes due 2018 is adjusted for the amortization of the original issue discount, which approximated $0.3 million and $0.6 million at May 31, 2017 and 2016, respectively. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 6.704% for both years presented. At May 31, 2017 and 2016, the notes are adjusted for debt issuance costs, net of amortization, for approximately $0.2 million and $0.4 million, respectively.

(3)

Includes the combination of the October 2009 initial issuance of $300.0 million aggregate principal amount and the May 2011 issuance of an additional $150.0 million aggregate principal amount of these notes.  The $300.0 million aggregate principal amount of the notes due 2019 from the initial issuance is adjusted for the amortization of the original issue discount, which approximated $0.1 million and $0.1 million at May 31, 2017 and 2016. The original issue discount effectively reduced the ultimate proceeds from the October 2009 financing. The effective interest rate on the notes issued in October 2009, including the amortization of the discount, is 6.139%.  The additional $150.0 million aggregate principal amount of the notes due 2019 issued in May 2011 is adjusted for the unamortized premium received at issuance, which approximated $3.9 million and $5.5 million at May 31, 2017 and 2016, respectively.  The premium effectively increased the proceeds from the financing.  The effective interest rate on the $150.0 million notes issued in May 2011 is 4.934%. At May 31, 2017 and 2016, the notes are adjusted for debt issuance costs, net of amortization, for approximately $1.1 million and $1.6 million, respectively.

(4)

The $250.0 million face amount of the notes due 2045 is adjusted for the amortization of the original issue discount, which approximated $1.5 million at May 31, 2017 and 2016. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 5.29%. In March 2017, as a further issuance of the 5.25% notes due 2045, we closed an offering of $50.0 million aggregate principal, which is adjusted for the unamortized premium received at issuance, which approximated $3.1 million at May 31, 2017.  The premium effectively increased the proceeds from the financing.  The effective interest rate on the $50.0 million notes issued March 2017 is 4.839%.  At May 31, 2017 and 2016, the notes are adjusted for debt issuance costs, net of amortization, for approximately $3.2 million and $2.6 million, respectively.

(5)

The $400.0 million face amount of the notes due 2027 is adjusted for the amortization of the original issue discount and debt issuance cost, net of amortization, which approximated $0.5 million and $3.8 million, respectively, at May 31, 2017. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 3.750%.